Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

22. Subsequent events

Subsequent to December 31, 2024, the Company made voluntary prepayments of debt (See Note 8) and the Board authorized the Company to repurchase up to an additional $70,000 of common shares under the Share Purchase Program (See Note 15).

On February 11, 2025, the Company announced a definitive agreement to sell substantially all assets related to its direct marketing payment processing business line (Paysafe Direct, LLC) to KORT payments. The business primarily consists of direct marketing and other card-not-present volume in both complex and traditional industry verticals within the Merchant Solutions segment. The transaction includes reseller and merchant contracts, as well as dedicated technology and employees related to the business. The consideration for the transaction consists of $2,000 cash and up to $50,000 in annual earnout payments over the next five years. The transaction closed on February 28, 2025 upon finalizing certain transition services-related items.